Acquisition (purchase price table) (detail) (Independent Foods [Member], USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Jan. 15, 2013
Independent Foods [Member]
Business Acquisition [Line Items]
Purchase Price	$ 5.0	$ 5.0
Current assets	32.7
Property, plant and equipment	7.5
Current liabilities	33.2
Bargain Purchase Price	2.0
Total	$ 5.0	$ 5.0